Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue from government contract	$ 3,954,576	$ 0
Operating expenses:
Research and development	23,713,602	20,720,766
General and administrative	5,385,254	6,022,173
Total operating expenses	29,098,856	26,742,939
Loss from operations	(25,144,280)	(26,742,939)
Other income (expense):
Interest income	173,359	776,177
Interest expense	(21,375)	0
Total other income (expense)	151,984	776,177
Net loss	$ (24,992,296)	$ (25,966,762)
Basic and diluted:
Net loss per common share (in dollars per share)	$ (4.82)	$ (14.29)
Weighted average shares outstanding (in shares)	5,187,038	1,817,282